INCOME TAXES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Applicable tax rate	27.00%	27.00%	27.00%
Unrecognized unused non-capital tax losses	$ 4,763,960	$ 4,646,655
Net capital losses carried forward	1,368,931
Available resource-related deductions carried forward	$ 2,755,000